Consolidated Balance Sheets € in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
CURRENT ASSETS
Cash and cash equivalents	$ 532		$ 635
Accounts receivable, net	1,258		1,044
Fiduciary assets	10,458		8,948
Other current assets	255		212
Total current assets	12,503		10,839
NON-CURRENT ASSETS
Fixed assets, net	563		483
Goodwill	3,737		2,937
Other intangible assets, net	1,115		450
Investments in associates	13		169
Deferred tax assets	76		19
Pension benefits asset	623		314
Other non-current assets	209		210
Total non-current assets	6,336		4,582
TOTAL ASSETS	18,839		15,421
CURRENT LIABILITIES
Fiduciary liabilities	10,458		8,948
Deferred revenue and accrued expenses	752		619
Income taxes payable	45		33
Short-term debt and current portion of long-term debt	988		167
Other current liabilities	558		444
Total current liabilities	12,801		10,211
NON-CURRENT LIABILITIES
Long-term debt	2,278		2,130
Liability for pension benefits	279		284
Deferred tax liabilities	240		147
Provisions for liabilities	295		194
Other non-current liabilities	533		389
Total non-current liabilities	3,625		3,144
Total liabilities	16,426		13,355
COMMITMENTS AND CONTINGENCIES	0		0
Redeemable Noncontrolling Interest, Equity, Carrying Amount	53		59
EQUITY
Preference shares, $0.000115 nominal value; Authorized: 1,000,000,000; Issued nil shares in 2015 and 2014	0		0
Additional paid-in capital	1,672		1,524
Retained earnings	1,597		1,530
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,037)		(1,066)
Treasury shares, at cost, 17,519 shares in 2015 and 2014, and 40,000 shares, €1 nominal value, in 2015 and 2014	(3)		(3)
Total Willis Group Holdings stockholders’ equity	2,229		1,985
Noncontrolling interests	131		22
Total equity	2,360		2,007
TOTAL LIABILITIES AND EQUITY	18,839		15,421
Nominal Value in Dollars [Member]
EQUITY
Ordinary shares (A) $0.000115 nominal value and (B) €1 nominal value	$ 0		$ 0
Nominal Value in Euros [Member]
EQUITY
Ordinary shares (A) $0.000115 nominal value and (B) €1 nominal value | €		€ 0		€ 0